Stock-Based Compensation and Other Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2014
Black-Scholes Option Pricing Model to Estimate Fair Value of Stock Options Granted

We used the Black-Scholes option pricing model to estimate the fair value of stock options granted with the following assumptions:

	Year Ended March 31, 2012	Nine Months Ended December 31, 2012	Year Ended December 31, 2013	Nine Months Ended September 30,
				2013	2014
				(unaudited)
Assumed forfeiture rate (annual %)	8.0%	5.0%	5.0%	5.0%	5.0%
Expected dividend yield	—	—	—	—	—
Weighted-average assumed stock price volatility	63.5%	63.5%	59.1%	63.5%	54.0%
Weighted-average risk-free rate	1.15%	1.01%	1.46%	1.10%	1.90%
Weighted-average expected life (years)	6.26	6.28	6.30	6.25	6.38

Options Activity Under Option Plan

Options activity under the Option Plan is summarized as follows:

	Stock Options Issued and Outstanding	Weighted- Average Exercise Price
Balances, December 31, 2012	41,020,888	$0.30
Shares subject to options:
Granted	12,707,000	$2.44
Exercised	(8,931,876)	$0.19
Forfeited or expired	(1,481,284)	$0.48

Balances, December 31, 2013	43,314,728	$0.94

Shares subject to options:
Granted (unaudited)	18,511,572	$5.91
Exercised (unaudited)	5,638,830	$0.53
Forfeited or expired (unaudited)	(1,599,656)	$2.41

Outstanding at September 30, 2014 (unaudited)	54,587,814	$2.63

A summary of outstanding options, vested options and options vested and expected to vest at December 31, 2013, is as follows:

	Shares Subject to Stock Options Issued and Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
Shares subject to:
Options outstanding	43,314,728	8.07	$0.94
Vested options	15,502,936	6.93	$0.24
Options vested and expected to vest	41,451,548	8.03	$0.91

A summary of outstanding options, vested options and options vested and expected to vest at September 30, 2014, is as follows:

	Shares Subject to Stock Options Issued and Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
		(unaudited)
Shares subject to:
Options outstanding	54,587,814	8.16	$2.63
Vested options	20,138,530	6.84	$0.58
Options vested and expected to vest	51,863,779	8.11	$2.53

Schedule of Stock-Based Compensation Expense Recorded for Stock Options, Warrants and Series F Convertible Preferred Stock

Total stock-based compensation expense recorded for stock options, warrants and Escrow Shares related to the Acquisition is summarized as follows:

	Year Ended March 31, 2012	Nine Months Ended December 31, 2012	Year Ended December 31, 2013	Nine Months Ended September 30,
				2013	2014
	(in thousands) (unaudited)
Stock-Based Compensation Expense:
Sales and marketing	$152	$216	$1,313	$767	$5,029
Origination and servicing	31	60	424	170	1,427
General and administrative:
Engineering and product development	95	406	2,171	1,019	3,487
Other	382	428	2,375	1,390	15,946

Total stock-based compensation expense	$660	$1,110	$6,283	$3,346	$25,889